EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended July 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.20%
From	01-Jul-15	15-Jul-15	17-Aug-15	Floating Allocation Percentage at Month-End	65.38%
To	31-Jul-15	17-Aug-15
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,330,757.48
Series Nominal Liquidation Amount	1,246,530,757.48

Required Participation Amount	$1,246,530,757.48		Accumulation Account
Excess Receivables	$508,076,667.28		Beginning	-
			Payout	-
Total Collateral	$1,754,607,424.76		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	175.46%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	33
	Total Pool		LIBOR	0.187300%
Beginning Gross Principal Pool Balance	$5,504,655,235.14		Applicable Margin	0.300000%
Total Principal Collections	$(2,195,053,334.02)			0.487300%
Investment in New Receivables	$1,862,386,726.40
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(44,973,394.17)		Interest	446,691.67	0.45
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.45
Less Net CMA Offset	$(528,759,597.68)
Less Servicing Adjustment	$(4,878,779.68)		Total Due Investors	446,691.67	0.487300%
Ending Balance	$4,593,376,855.99		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,311,437.42
SAP for Next Period	38.20%

Average Receivable Balance	$4,783,573,751.95
Monthly Payment Rate	45.89%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,184,360.39
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,184,360.39